Income tax (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Balance, start of period	$ (12,373)	$ (11,488)
Charged to the consolidated statement of comprehensive loss	(3,689)	(885)
Balance, end of period	(16,062)	(12,373)
Balance, start of period	2,868	7,201
Charged to the consolidated statement of comprehensive loss	(2,476)	(4,333)
Balance, end of period	392	2,868
Net deferred tax assets (liabilities)	(15,670)	(9,505)
Deferred Tax Liabilities Mineral Properties [Member]
IfrsStatementLineItems [Line Items]
Balance, start of period	(12,373)	(11,488)
Charged to the consolidated statement of comprehensive loss	(3,689)	(885)
Balance, end of period	(16,062)	(12,373)
Deferred Tax Assets Noncapital Losses [Member]
IfrsStatementLineItems [Line Items]
Balance, start of period	2,868	7,201
Charged to the consolidated statement of comprehensive loss	(2,476)	(4,333)
Balance, end of period	392	2,868
Net deferred tax assets (liabilities)	$ (15,670)	$ (9,505)